UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02151

Bancroft Fund Ltd.
(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960
(Address of principal executive offices)

Gary I. Levine, Executive Vice President
Bancroft Fund Ltd.
65 Madison Avenue
Morristown, New Jersey 07960-7308
(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 631-1177

Date of fiscal year end:  October 31
Date of reporting period:  July 1, 2013 - June 30, 2014

Meeting Date Range: 01-Jul-2013 To 30-Jun-2014
Selected Accounts
HALCON RESOURCES CORPORATION
Security:	40537Q209			Meeting Type:		Annual
Ticker:	HK			Meeting Date:		22-May-2014
ISIN	US40537Q2093			Vote Deadline Date:		21-May-2014
Agenda	933995663	Management		Total Ballot Shares:		136
Last Vote Date:	24-Apr-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR		For	None
1	JAMES W. CHRISTMAS				68	0	0	0
2	THOMAS R. FULLER				68	0	0	0
3	DAVID B. MILLER				68	0	0	0
4	MICHAEL A. VLASIC				68	0	0	0
2	TO APPROVE AN AMENDMENT TO ARTICLE FOUR OF OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE OUR AUTHORIZED COMMON STOCK BY 670,000,000 SHARES TO A TOTAL OF 1,340,000,000 SHARES.		For	None	68	0	0	0
3	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP, AN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM, AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR THE FISCAL YEAR ENDING DECEMBER 31, 2014.		For	None	68	0	0	0
METLIFE, INC.
Security:	59156R108			Meeting Type:		Annual
Ticker:	MET			Meeting Date:		22-Apr-2014
ISIN	US59156R1086			Vote Deadline Date:		21-Apr-2014
Agenda	933951471	Management		Total Ballot Shares:		36855
Last Vote Date:	31-Mar-2014
Item	Proposal		Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	ELECTION OF DIRECTOR: CHERYL W. GRISE		For	None	22680	0	0	0
2	ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ		For	None	22680	0	0	0
3	ELECTION OF DIRECTOR: R. GLENN HUBBARD		For	None	22680	0	0	0
4	ELECTION OF DIRECTOR: STEVEN A. KANDARIAN		For	None	22680	0	0	0
5	ELECTION OF DIRECTOR: JOHN M. KEANE		For	None	22680	0	0	0
6	ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.		For	None	22680	0	0	0
7	ELECTION OF DIRECTOR: WILLIAM E. KENNARD		For	None	22680	0	0	0
8	ELECTION OF DIRECTOR: JAMES M. KILTS		For	None	22680	0	0	0
9	ELECTION OF DIRECTOR: CATHERINE R. KINNEY		For	None	22680	0	0	0
10	ELECTION OF DIRECTOR: DENISE M. MORRISON		For	None	22680	0	0	0
11	ELECTION OF DIRECTOR: KENTON J. SICCHITANO		For	None	22680	0	0	0
12	ELECTION OF DIRECTOR: LULU C. WANG		For	None	22680	0	0	0
13	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2014.		For	None	22680	0	0	0
14	ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.		For	None	22680	0	0	0
15	APPROVAL OF THE METLIFE, INC. 2015 STOCK AND INCENTIVE COMPENSATION PLAN.		For	None	22680	0	0	0
16	APPROVAL OF THE METLIFE, INC. 2015 NON- MANAGEMENT DIRECTOR STOCK COMPENSATION PLAN.		For	None	22680	0	0	0

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
(Registrant)

BY:

/s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer

DATE:

July 29, 2014